Note 5 - Stockholders' Equity - Schedule of Warrants (Details)	Dec. 31, 2022 $ / shares shares
Number of shares (in shares) | shares	13,384,115
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.414
Warrants 2020 [Member]
Number of shares (in shares) | shares	120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.65
Unit Warrants 2020 [Member]
Number of shares (in shares) | shares	2,396,631
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5
Representative Warrants 2020 [Member]
Number of shares (in shares) | shares	128,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5.5
Representative Warrants 2021 [Member]
Number of shares (in shares) | shares	72,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 6.88
Warrants 2021 [Member]
Number of shares (in shares) | shares	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 13
January 2022 Common Warrants [Member]
Number of shares (in shares) | shares	3,067,484
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.26
May 2022 Preferred Investment Options 1 [Member]
Number of shares (in shares) | shares	7,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.65